Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2026
Derivative Instruments And Hedging Activities [Abstract]
Summary of Outstanding Derivative Instruments
The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

	Yen in millions
	March 31, 2025		March 31, 2026
	Asset derivatives	Liability derivatives	Asset derivatives	Liability derivatives
Interest rate contracts
Interest rate swap agreements	65,075	12,674	20,982	-
Interest rate swaptions agreements	358	3,161	-	-

Foreign exchange contracts
Foreign exchange forward contracts	4,173	10,542	4,619	10,238
Swap agreements	5,743	3,117	2,199	3,976
Currency option contracts purchased	782	671	76	-
Currency option contracts written	-	3	-	339
Other currency contracts	4,557	1,445	78	-

Equity contracts
Equity future contracts	910	514	-	-
Equity swap agreements	911	-	-	-
Option contracts	2,346	118,606	-	55,663
Bond contracts
Bond forward contracts written	1,286	3,793	-	-

Total derivatives	86,141	154,526	27,954	70,216

Summary of Estimated Fair Values and Maturity Analysis for Notional Amounts of Sony's Outstanding Derivative Instruments
The estimated fair values and maturity analysis for notional amounts of Sony’s outstanding derivative instruments which are designated as hedging instruments are summarized as follows:

	Yen in millions
	March 31, 2025
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Presentation in the consolidated statements of financial position
Cash flow hedging relationships
Foreign exchange forward contracts	14,292	-	14,292	178	-	Current assets: Other financial assets
Average rate (JPY/USD)	150.4	-
Currency option bought contracts	43,144	-	43,144	777	-	Current assets: Other financial assets
Average rate (JPY/USD)	145.8	-
Currency option sold contracts	44,365	-	44,365	-	671	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	149.9	-
Interest rate swap agreements	-	179,232	179,232	25,139	-	Non-current assets: Other financial assets
Average rate	-	1.5%

	Yen in millions
	March 31, 2026
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Presentation in the consolidated statements of financial position
Cash flow hedging relationships
Foreign exchange forward contracts	2,723	-	2,723	-	134	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	151.3	-
Currency option bought contracts	17,918	-	17,918	76	-	Current assets: Other financial assets
Average rate (JPY/USD)	153.1	-
Currency option sold contracts	18,331	-	18,331	-	339	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	156.7	-
Interest rate swap agreements	-	191,820	191,820	20,982	-	Non-current assets: Other financial assets
Average rate	-	1.5%

	Yen in millions
	March 31, 2025
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Presentation in the consolidated statements of financial position
Fair value hedging relationships
Bond futures contracts written	124,401	-	124,401	-	2,509	Current liabilities: Other financial liabilities
Average unit price	119.8	-
Interest rate swap agreements	-	411,204	411,204	15,029	1,567	Non-current assets: Other financial assets / Non-current liabilities: Other financial liabilities
Average rate	-	3.0%

Summary Of Changes in Fair Value Of Hedging Instruments Related to Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income
Changes in the fair value of hedging instruments related to cash flow hedges recorded in accumulated other comprehensive income for the fiscal years ended March 31, 2025 and 2026 are summarized as follows:

	Yen in millions
	Foreign exchange contracts	Interest rate contracts	Total
Balance as of April 1, 2024	(1,720)	21,485	19,765

Changes in fair value of hedging instruments recognized in other comprehensive income	(6,238)	854	(5,384)
Reclassification adjustments to profit (loss) for the year *1*2	8,824	(8,391)	433
Deferred tax	(791)	1,447	656

Balance as of March 31, 2025	75	15,395	15,470

Changes in fair value of hedging instruments recognized in other comprehensive income	(10,377)	2,961	(7,416)
Reclassification adjustments to profit (loss) for the year *1*2	9,695	(6,866)	2,829
Deferred tax	331	872	1,203

Balance as of March 31, 2026	(276)	12,362	12,086

*1
In the consolidated statements of income, the amount reclassified to profit (loss) is included in sales for hedges of foreign exchange contracts and in financial expenses for hedges of interest rate contracts.

*2	For the fiscal years ended March 31, 2025 and 2026, hedge ineffectiveness recognized in profit or loss was not material.

Summary of Fair Value Hedges
The carrying amount of hedged items classified as fair value hedges and the accumulative fair value hedge adjustments during the fiscal year ended March 31, 2025 are as follows:

	Yen in millions
	March 31, 2025
	Carrying amount of hedged items		Accumulative fair value hedge adjustments		Presentation in the consolidated statements of financial position
	Asset	Liability	Asset	Liability
Fixed rate bonds	485,960	-	(3,330)	-	Investments and advances in the Financial Services segment (Non-current)